LAND, BUILDING, NET AND CONSTRUCTION IN PROCESS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
LAND, BUILDING, NET AND CONSTRUCTION IN PROCESS

NOTE 4 – LAND, BUILDING, NET AND CONSTRUCTION IN PROCESS

Land, buildings, net and construction in process as of June 30, 2023, and December 31, 2022:

	Useful life	June 30, 2023	December 31, 2022
Land – Emerald Grove		$203,419	$203,419

Land – Rancho Costa Verde Development		$1,183,646	$-

Furniture & equipment, net	5 years	$8,269	$1,877

Building	20 years	2,591,421	1,048,138
Less: Accumulated depreciation		(749,430)	(184,393)

Building, net		$1,841,991	$863,745

Depreciation expense was approximately $29,746 and $13,370 for the three months ended June 30, 2023, and 2022, respectively, and approximately $59,494 and $26,472 for the six months ended June 30, 2023, and 2022, respectively. Pursuant to the acquisition of RCVD, the Company recognized a total fair value of $1,977,182 of land, building and furniture and equipment.

Valle Divino

The Valle Divino is the Company’s premier wine country development project in Ensenada, Baja California. This land project consists of 20 acres to be acquired from Baja Residents Club, a Company controlled by our Chief Executive Officer and developed into Valle Divino resort. The acquisition of title to the land for this project is subject to approval from the Mexican government in Baja, California. The Company broke ground of the Valle Divino development in July 2020 and has commenced site preparation for two model homes including a 1-bedroom and 2- bedroom option. The first Phase of the development includes 187 homes. This development will also have innovative microgrid solutions by our partner to power the model home and amenities.

There was no activity during the three and six months ended June 30, 2023. The construction contractor is also an entity controlled by our Chief Executive Officer. Construction began during the year ended December 31, 2020. The balance of construction in process for Valle Divino was $0 as of June 30, 2023 and December 31, 2022. The Company fully impaired the accumulated costs related to its Valle Divino project due to the uncertainty pertaining to the title transfer for a total amount of $457,275 during the six months ended June 30, 2023.

Plaza Bajamar

The Plaza Bajamar community is an 80-unit development located within the internationally renowned Bajamar Ocean Front Hotel and Golf Resort. The Bajamar Ocean Front Golf Resort is an expertly planned, well-guarded, and gated wine and golf community located 45 minutes South of the San Diego-Tijuana Border along the scenic toll road to Ensenada on the Pacific Ocean.

Phase I will include 22 “Merlot” 1,150 square-foot single-family homes that feature two bedrooms and two baths. The home includes two primary bedroom suites – one on the first floor and one upstairs, as well as fairway and ocean views from a rooftop terrace. The Merlot villas will come with the installation of solar packages construction in mind. Planned amenities include a pool, wellness and fitness center and available office space.

The Company has not yet taken title to this property, which is currently owned by Valdeland, S.A. de C.V. (“Valdeland”), an entity controlled and 100% owned by Roberto Valdes, the Company’s Chief Executive Officer. In September 2019, the Company executed a land purchase agreement with Valdeland, under which the Company is to acquire from Valdeland the Plaza Bajamar property free of liens and encumbrances for a total consideration of $1,000,000.

In November and December 2019, $250,000 was paid to the Company’s Chief Executive Officer, Roberto Valdes, of which $150,000 was used for the construction of two model Villas at our planned Plaza Bajamar development and $100,000 as a down payment towards the acquisition of the land from Valdeland. As of June 30, 2023 and December 31, 2022 and 2021, the Company issued 250,000 shares of the Company’s common stock for total amount of $150,000 reported under Prepaid and other current assets in the consolidated balance sheets towards the purchase of the land. The amount was fully impaired during the year ended December 31, 2022.

Valdeland has completed a two-bedroom model home, an enhanced entrance, and interior roads as well as site preparation for four (4) new homes adjacent to the model home. It has commenced construction on four residential lots following the payment of the required minimum deposits from buyers.

The Company funded the construction by an additional $179,700 during the six months months ended June 30, 2023. Valdeland is the construction contractor is also an entity controlled and owned by Roberto Valdes.

The balance of construction in process for Plaza Bajamar totaled $0 as of June 30, 2023 and December 31, 2022. During the six months ended June 30, 2023, the Company fully impaired the accumulated costs related to Plaza Bajamar, due to the uncertainty pertaining to title transfer for a total amount of $179,700, which is presented under impairment loss in the consolidated statement of operations for the six months ended June 30, 2023.

Within the “restricted zone,” a foreigner can purchase the beneficial interest in real property through a bank trust or “fideicomiso.” Indeed, a bank trust must be used when acquiring property within the restricted zone. In this bank trust, the buyer of the property is designated as the “fideicomisario” or the beneficiary of the trust. While legal title is held by the bank, (specifically the trustee of the trust or the “fiduciario,”) the trustee must administer the property in accordance with the instructions of the buyer (the beneficiary of the trust). The property is not an asset of the bank, and the trustee is obligated to follow every lawful instruction given by the beneficiary to perform legal action. The Company has not yet established the bank trust, which is anticipated to occur before the end of the fiscal year 2023.

As of June 30, 2023, Valdeland sold six (6) house constructions on residential lots for estimated price of $1.5 million, of which $0.5 million has been paid and collected by the Company and initially presented under contract liability in the consolidated balance sheet as of June 30, 2023. However, the Company offset the balance of construction in process with the contract liability with the net balance written off due to the uncertainty pertaining to the transfer of title.

Rancho Costa Verde Development (“RCVD”)

RCVD is a 1,000 acre, 1,200 lot master planned community in Baja, California, located few miles from the Company’s Oasis Park resort on the sea of Cortez. To date, RCVD has sold over 1,000 residential lots and built 55 single-family homes with approximately 30 under construction. This is in addition to a completed boutique hotel and clubhouse.

NOTE 4 – LAND AND BUILDING

Land and buildings, net as of December 31, 2022, and 2021:

	Useful life	December 31, 2022	December 31, 2021
Land – Emerald Grove		$203,419	$203,419

Land held for sale – Oasis Park		$-	$647,399

Construction in Process		$-	$852,020

Furniture & equipment, net	5 years	$1,877	$2,682

Building – Emerald Grove	20 years	1,048,138	1,048,138
Less: Accumulated depreciation		(184,393)	(132,254)

Building, net		$863,745	$915,884

Depreciation expense was approximately $52,400 and $49,700 for the year ended December 31, 2022, and 2021, respectively. The Company fully impaired the carrying balance of its land held for sale and the cost accumulated under construction in process for its Oasis Park project for total amount of $766,632, which is presented under impairment loss in the consolidated statement of operations for the year ended December 31, 2022.

Valle Divino

The Valle Divino is the Company’s premier wine country development project in Ensenada, Baja California. This land project consists of 20 acres to be acquired from Grupo Jataya, a Company controlled by our Chief Executive Officer and developed into Valle Divino resort, the acquisition of title to the land for this project is subject to approval from the Mexican government in Baja, California. Valdetierra, S.A de C.V. is the construction contractor, which is also an entity controlled and 100% owned by Roberto Valdes our Chief Executive Officer. The Company broke ground of the Valle Divino development in July 2020 and has completed the construction of the clubhouse, wine tasting room and sales office and commenced site preparation for two model homes including a 1-bedroom and 2- bedroom option. The first Phase of the development includes 187 homes. This development will also have innovative microgrid solutions by our partner to power the model home and amenities.

The Company funded the construction by an additional $101,000 and $312,000 during the years ended December 31, 2022 and 2021, respectively.

The balance of construction in process for Valle Divino was $0 and $356,275 as of December 31, 2022, and 2021, respectively. The Company fully impaired the accumulated costs related to its Valle Divino project due to the uncertainty pertaining to the title transfer for a total amount of $457,275 which is presented under impairment loss in the consolidated statement of operations for the year ended December 31, 2022.

Plaza Bajamar

The Plaza Bajamar community is an 80-unit development located within the internationally renowned Bajamar Ocean Front Hotel and Golf Resort. The Bajamar Ocean Front Golf Resort is an expertly planned, well-guarded, and gated wine and golf community located 45 minutes South of the San Diego-Tijuana Border along the scenic toll road to Ensenada on the Pacific Ocean.

Phase I will include 22 “Merlot” 1,150 square-foot single-family homes that feature two bedrooms and two baths. The home includes two primary bedroom suites – one on the first floor and one upstairs, as well as fairway and ocean views from a rooftop terrace. The Merlot villas will come with the installation of solar packages construction in mind. Planned amenities include a pool, wellness and fitness center and available office space.

The Company has not yet taken title to this property, which is currently owned by Valdeland, S.A. de C.V. (“Valdeland”), an entity controlled and 100% owned by Roberto Valdes, the Company’s Chief Executive Officer. In September 2019, the Company executed a land purchase agreement with Valdeland, under which the Company is to acquire from Valdeland the Plaza Bajamar property free of liens and encumbrances for a total consideration of $1,000,000.

In November and December 2019, $250,000 was paid to the Company’s Chief Executive Officer, Roberto Valdes, of which $150,000 was used for the construction of two model Villas at our planned Plaza Bajamar development and $100,000 as a down payment towards the acquisition of the land from Valdeland. As of December 31, 2022 and 2021, the Company issued 250,000 shares of the Company’s common stock for total amount of $150,000 reported under Prepaid and other current assets in the consolidated balance sheets towards the purchase of the land.

Valdeland has completed a two-bedroom model home, an enhanced entrance, and interior roads as well as site preparation for four (4) new homes adjacent to the model home. It has commenced construction on four residential lots following the payment of the required minimum deposits from buyers.

The Company funded the construction by an additional $396,900 and $111,000 during the years ended December 31, 2022, and 2021, respectively. Valdeland is the construction contractor is also an entity controlled and owned by Roberto Valdes.

The balance of construction in process for Plaza Bajamar totaled $0 and $419,147 as of December 31, 2022, and 2021, respectively. The Company fully impaired the accumulated costs related to Plaza Bajamar, due to the uncertainty pertaining to title transfer for a total amount of $81,047, which is presented under impairment loss in the consolidated statement of operations for the year ended December 31, 2022.

Within the “restricted zone,” a foreigner can purchase the beneficial interest in real property through a bank trust or “fideicomiso.” Indeed, a bank trust must be used when acquiring property within the restricted zone. In this bank trust, the buyer of the property is designated as the “fideicomisario” or the beneficiary of the trust. While legal title is held by the bank, (specifically the trustee of the trust or the “fiduciario,”) the trustee must administer the property in accordance with the instructions of the buyer (the beneficiary of the trust). The property is not an asset of the bank, and the trustee is obligated to follow every lawful instruction given by the beneficiary to perform legal action. The Company has not yet established the bank trust, which is anticipated to occur before the end of the fiscal year 2023.

As of December 31, 2022, Valdeland sold six (6) house constructions on residential lots for estimated price of $1.5 million, of which $0.4 million has been paid and collected by the Company and initially presented under contract liability in the consolidated balance sheet as of December 31, 2022. However, the Company offset the balance of construction in process with the contract liability with the net balance written off due to the uncertainty pertaining to the transfer of title.